Related party transactions	3 Months Ended
Mar. 31, 2022
Related party transactions
Related party transactions

15.            Related party transactions

Related party balances

The balance due to related parties is $56,250 as at March 31, 2022 (December 31, 2021 - $743,100) for the unpaid director fees. These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

Key management personnel compensation

	Three months ended
	March 31,	March 31,
	2022	2021
Salary	$837,388	$359,125
Directors fees	156,461	75,697
Stock-based compensation	992,980	560,320
	$1,986,829	$995,142